Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 28, 2011
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001424958
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 06, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 06, 2012
Prospectus Date	rr_ProspectusDate	Oct. 28, 2011
Supplement [Text Block]	dset1424958_SupplementTextBlock
DIREXION SHARES ETF TRUST
Direxion S&P RC 1500® Volatility Response Shares
Direxion S&P RC 600® Volatility Response Shares
Direxion S&P RC 500® Volatility Response Shares
Direxion S&P Latin America 40 RC Volatility Response Shares
Supplement dated January 6, 2012 to the
Prospectus dated October 28, 2011 (“Prospectus”)

Direxion S&P 1500® RC Volatility Response Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset1424958_SupplementTextBlock
Effective immediately, the names of the Direxion S&P RC 1500® Volatility Response Shares, Direxion S&P RC 600® Volatility Response Shares and Direxion S&P RC 500® Volatility Response Shares are changed as follows:
Current Fund Name	New Fund Name*
Direxion S&P RC 1500® Volatility Response Shares	Direxion S&P 1500® RC Volatility Response Shares
Direxion S&P RC 600® Volatility Response Shares	Direxion S&P 600® RC Volatility Response Shares
Direxion S&P RC 500® Volatility Response Shares	Direxion S&P 500® RC Volatility Response Shares
*	Each Fund name used hereafter in this Supplement will be the Fund name as changed by this Supplement.
In addition, effective immediately, the corresponding indices’ names and descriptions for each of the Direxion S&P 1500® RC Volatility Response Shares, Direxion S&P 600®RC Volatility Response Shares, Direxion S&P 500® RC Volatility Response Shares and Direxion S&P Latin America 40 RC Volatility Response Shares (collectively, the “Funds”) are changed as follows:
Fund	Current Index Name	New Index Name
Direxion S&P 1500® RC Volatility Response Shares	S&P 1500® Risk Control Index	S&P Composite 1500® Dynamic Rebalancing Risk Control Index
Direxion S&P 600® RC Volatility Response Shares	S&P 600® Risk Control Index	S&P SmallCap 600® Dynamic Rebalancing Risk Control Index
Direxion S&P 500® RC Volatility Response Shares	S&P 500® Risk Control Index	S&P 500® Dynamic Rebalancing Risk Control Index
Direxion S&P Latin America 40 RC Volatility Response Shares	S&P Latin America Risk Control Index	S&P Latin America 40 Dynamic Rebalancing Risk Control Index
New Index Descriptions
Direxion S&P 1500® RC Volatility Response Shares
The S&P Composite 1500® Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P 1500® Index. The S&P 1500® Index is a composite index of the S&P 500® Index, S&P 400® Index and S&P 600® Index, which are composed of stocks representing the large capitalization, mid capitalization and small capitalization segments of the U.S. equity market, respectively. The Index is composed of equity securities of the S&P 1500® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 1500® Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P 1500® Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.
Direxion S&P 600® RC Volatility Response Shares
The S&P SmallCap 600® Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P 600® Index. The S&P 600® Index measures the small capitalization segment of the domestic equity market, composed of 600 stocks of companies with capitalizations usually ranging between $300 million and $1.4 billion. The Index is composed of equity securities of the S&P 600® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 600® Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P 600® Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.
Direxion S&P 500® RC Volatility Response Shares
The S&P 500® Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P 500® Index. The S&P 500® Index measures the large capitalization segment of the domestic equity market, composed of stocks of the 500 domestic companies with the largest capitalization. The Index is composed of equity securities of the S&P 500® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 500® Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P 500® Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.
Direxion S&P Latin America 40 RC Volatility Response Shares
The S&P Latin America 40 Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P Latin America 40 Index. The S&P Latin America 40 Index is an index of 40 stocks drawn from four major Latin American markets: Brazil, Chile, Mexico and Peru. The constituents are leading, large, liquid, blue chip companies from the Latin American markets, capturing 70% of the total market capitalization of each of their respective Latin American markets. The Index is composed of equity securities of the S&P Latin America 40 Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P Latin America 40 Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P Latin America 40 Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.
Contractual Fee Waiver
Effective immediately, Rafferty Asset Management, LLC’s (the “Adviser”) has agreed to a contractual waiver of 0.10% of the Advisor’s management fee for each of the Funds listed above through April 1, 2013.  In addition, the Board of Trustees of the Trust has approved and the Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse the Funds for “Other Expenses” through April 1, 2013, to the extent that a Fund’s Net Annual Operating Expenses exceeds 0.45%.  As such, the Annual Fund Operating Expenses table and Expense Example under the section “Fees and Expenses of the Fund” for each Fund is hereby restated as follows:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.24%
Total Annual Fund Operating Expenses	0.69%
Expense Waiver/Reimbursement(2)	0.24%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.45%
(1)
Rafferty has contractually agreed to waive 0.10% of its Management Fees through April 1, 2013.  There is no guarantee that the management fee waiver will continue after April 1, 2013.  This contractual waiver may be terminated at any time by the Board of Trustees.

(2)
The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$46	$197
Trading Symbols
Effective immediately, the trading symbols have been assigned for the Direxion S&P RC 1500® Volatility Response Shares, Direxion S&P RC 500® Volatility Response Shares and Direxion S&P Latin America 40 RC Volatility Response Shares as follows:
Fund Name	Ticker Symbol
Direxion S&P 1500® RC Volatility Response Shares	VSPR
Direxion S&P 500® RC Volatility Response Shares	VSPY
Direxion S&P Latin America 40 RC Volatility Response Shares	VLAT
Questions regarding these changes may be directed to the Funds at (800) 476-7523.

Direxion S&P 600® RC Volatility Response Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset1424958_SupplementTextBlock
Effective immediately, the names of the Direxion S&P RC 1500® Volatility Response Shares, Direxion S&P RC 600® Volatility Response Shares and Direxion S&P RC 500® Volatility Response Shares are changed as follows:
Current Fund Name	New Fund Name*
Direxion S&P RC 1500® Volatility Response Shares	Direxion S&P 1500® RC Volatility Response Shares
Direxion S&P RC 600® Volatility Response Shares	Direxion S&P 600® RC Volatility Response Shares
Direxion S&P RC 500® Volatility Response Shares	Direxion S&P 500® RC Volatility Response Shares
*	Each Fund name used hereafter in this Supplement will be the Fund name as changed by this Supplement.
In addition, effective immediately, the corresponding indices’ names and descriptions for each of the Direxion S&P 1500® RC Volatility Response Shares, Direxion S&P 600®RC Volatility Response Shares, Direxion S&P 500® RC Volatility Response Shares and Direxion S&P Latin America 40 RC Volatility Response Shares (collectively, the “Funds”) are changed as follows:
Fund	Current Index Name	New Index Name
Direxion S&P 1500® RC Volatility Response Shares	S&P 1500® Risk Control Index	S&P Composite 1500® Dynamic Rebalancing Risk Control Index
Direxion S&P 600® RC Volatility Response Shares	S&P 600® Risk Control Index	S&P SmallCap 600® Dynamic Rebalancing Risk Control Index
Direxion S&P 500® RC Volatility Response Shares	S&P 500® Risk Control Index	S&P 500® Dynamic Rebalancing Risk Control Index
Direxion S&P Latin America 40 RC Volatility Response Shares	S&P Latin America Risk Control Index	S&P Latin America 40 Dynamic Rebalancing Risk Control Index
New Index Descriptions
Direxion S&P 1500® RC Volatility Response Shares
The S&P Composite 1500® Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P 1500® Index. The S&P 1500® Index is a composite index of the S&P 500® Index, S&P 400® Index and S&P 600® Index, which are composed of stocks representing the large capitalization, mid capitalization and small capitalization segments of the U.S. equity market, respectively. The Index is composed of equity securities of the S&P 1500® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 1500® Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P 1500® Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.
Direxion S&P 600® RC Volatility Response Shares
The S&P SmallCap 600® Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P 600® Index. The S&P 600® Index measures the small capitalization segment of the domestic equity market, composed of 600 stocks of companies with capitalizations usually ranging between $300 million and $1.4 billion. The Index is composed of equity securities of the S&P 600® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 600® Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P 600® Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.
Direxion S&P 500® RC Volatility Response Shares
The S&P 500® Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P 500® Index. The S&P 500® Index measures the large capitalization segment of the domestic equity market, composed of stocks of the 500 domestic companies with the largest capitalization. The Index is composed of equity securities of the S&P 500® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 500® Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P 500® Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.
Direxion S&P Latin America 40 RC Volatility Response Shares
The S&P Latin America 40 Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P Latin America 40 Index. The S&P Latin America 40 Index is an index of 40 stocks drawn from four major Latin American markets: Brazil, Chile, Mexico and Peru. The constituents are leading, large, liquid, blue chip companies from the Latin American markets, capturing 70% of the total market capitalization of each of their respective Latin American markets. The Index is composed of equity securities of the S&P Latin America 40 Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P Latin America 40 Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P Latin America 40 Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.
Contractual Fee Waiver
Effective immediately, Rafferty Asset Management, LLC’s (the “Adviser”) has agreed to a contractual waiver of 0.10% of the Advisor’s management fee for each of the Funds listed above through April 1, 2013.  In addition, the Board of Trustees of the Trust has approved and the Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse the Funds for “Other Expenses” through April 1, 2013, to the extent that a Fund’s Net Annual Operating Expenses exceeds 0.45%.  As such, the Annual Fund Operating Expenses table and Expense Example under the section “Fees and Expenses of the Fund” for each Fund is hereby restated as follows:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.24%
Total Annual Fund Operating Expenses	0.69%
Expense Waiver/Reimbursement(2)	0.24%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.45%
(1)
Rafferty has contractually agreed to waive 0.10% of its Management Fees through April 1, 2013.  There is no guarantee that the management fee waiver will continue after April 1, 2013.  This contractual waiver may be terminated at any time by the Board of Trustees.

(2)
The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$46	$197
Trading Symbols
Effective immediately, the trading symbols have been assigned for the Direxion S&P RC 1500® Volatility Response Shares, Direxion S&P RC 500® Volatility Response Shares and Direxion S&P Latin America 40 RC Volatility Response Shares as follows:
Fund Name	Ticker Symbol
Direxion S&P 1500® RC Volatility Response Shares	VSPR
Direxion S&P 500® RC Volatility Response Shares	VSPY
Direxion S&P Latin America 40 RC Volatility Response Shares	VLAT
Questions regarding these changes may be directed to the Funds at (800) 476-7523.

Direxion S&P 500® RC Volatility Response Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset1424958_SupplementTextBlock
Effective immediately, the names of the Direxion S&P RC 1500® Volatility Response Shares, Direxion S&P RC 600® Volatility Response Shares and Direxion S&P RC 500® Volatility Response Shares are changed as follows:
Current Fund Name	New Fund Name*
Direxion S&P RC 1500® Volatility Response Shares	Direxion S&P 1500® RC Volatility Response Shares
Direxion S&P RC 600® Volatility Response Shares	Direxion S&P 600® RC Volatility Response Shares
Direxion S&P RC 500® Volatility Response Shares	Direxion S&P 500® RC Volatility Response Shares
*	Each Fund name used hereafter in this Supplement will be the Fund name as changed by this Supplement.
In addition, effective immediately, the corresponding indices’ names and descriptions for each of the Direxion S&P 1500® RC Volatility Response Shares, Direxion S&P 600®RC Volatility Response Shares, Direxion S&P 500® RC Volatility Response Shares and Direxion S&P Latin America 40 RC Volatility Response Shares (collectively, the “Funds”) are changed as follows:
Fund	Current Index Name	New Index Name
Direxion S&P 1500® RC Volatility Response Shares	S&P 1500® Risk Control Index	S&P Composite 1500® Dynamic Rebalancing Risk Control Index
Direxion S&P 600® RC Volatility Response Shares	S&P 600® Risk Control Index	S&P SmallCap 600® Dynamic Rebalancing Risk Control Index
Direxion S&P 500® RC Volatility Response Shares	S&P 500® Risk Control Index	S&P 500® Dynamic Rebalancing Risk Control Index
Direxion S&P Latin America 40 RC Volatility Response Shares	S&P Latin America Risk Control Index	S&P Latin America 40 Dynamic Rebalancing Risk Control Index
New Index Descriptions
Direxion S&P 1500® RC Volatility Response Shares
The S&P Composite 1500® Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P 1500® Index. The S&P 1500® Index is a composite index of the S&P 500® Index, S&P 400® Index and S&P 600® Index, which are composed of stocks representing the large capitalization, mid capitalization and small capitalization segments of the U.S. equity market, respectively. The Index is composed of equity securities of the S&P 1500® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 1500® Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P 1500® Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.
Direxion S&P 600® RC Volatility Response Shares
The S&P SmallCap 600® Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P 600® Index. The S&P 600® Index measures the small capitalization segment of the domestic equity market, composed of 600 stocks of companies with capitalizations usually ranging between $300 million and $1.4 billion. The Index is composed of equity securities of the S&P 600® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 600® Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P 600® Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.
Direxion S&P 500® RC Volatility Response Shares
The S&P 500® Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P 500® Index. The S&P 500® Index measures the large capitalization segment of the domestic equity market, composed of stocks of the 500 domestic companies with the largest capitalization. The Index is composed of equity securities of the S&P 500® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 500® Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P 500® Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.
Direxion S&P Latin America 40 RC Volatility Response Shares
The S&P Latin America 40 Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P Latin America 40 Index. The S&P Latin America 40 Index is an index of 40 stocks drawn from four major Latin American markets: Brazil, Chile, Mexico and Peru. The constituents are leading, large, liquid, blue chip companies from the Latin American markets, capturing 70% of the total market capitalization of each of their respective Latin American markets. The Index is composed of equity securities of the S&P Latin America 40 Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P Latin America 40 Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P Latin America 40 Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.
Contractual Fee Waiver
Effective immediately, Rafferty Asset Management, LLC’s (the “Adviser”) has agreed to a contractual waiver of 0.10% of the Advisor’s management fee for each of the Funds listed above through April 1, 2013.  In addition, the Board of Trustees of the Trust has approved and the Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse the Funds for “Other Expenses” through April 1, 2013, to the extent that a Fund’s Net Annual Operating Expenses exceeds 0.45%.  As such, the Annual Fund Operating Expenses table and Expense Example under the section “Fees and Expenses of the Fund” for each Fund is hereby restated as follows:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.24%
Total Annual Fund Operating Expenses	0.69%
Expense Waiver/Reimbursement(2)	0.24%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.45%
(1)
Rafferty has contractually agreed to waive 0.10% of its Management Fees through April 1, 2013.  There is no guarantee that the management fee waiver will continue after April 1, 2013.  This contractual waiver may be terminated at any time by the Board of Trustees.

(2)
The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$46	$197
Trading Symbols
Effective immediately, the trading symbols have been assigned for the Direxion S&P RC 1500® Volatility Response Shares, Direxion S&P RC 500® Volatility Response Shares and Direxion S&P Latin America 40 RC Volatility Response Shares as follows:
Fund Name	Ticker Symbol
Direxion S&P 1500® RC Volatility Response Shares	VSPR
Direxion S&P 500® RC Volatility Response Shares	VSPY
Direxion S&P Latin America 40 RC Volatility Response Shares	VLAT
Questions regarding these changes may be directed to the Funds at (800) 476-7523.

Direxion S&P Latin America 40 RC Volatility Response Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset1424958_SupplementTextBlock
Effective immediately, the names of the Direxion S&P RC 1500® Volatility Response Shares, Direxion S&P RC 600® Volatility Response Shares and Direxion S&P RC 500® Volatility Response Shares are changed as follows:
Current Fund Name	New Fund Name*
Direxion S&P RC 1500® Volatility Response Shares	Direxion S&P 1500® RC Volatility Response Shares
Direxion S&P RC 600® Volatility Response Shares	Direxion S&P 600® RC Volatility Response Shares
Direxion S&P RC 500® Volatility Response Shares	Direxion S&P 500® RC Volatility Response Shares
*	Each Fund name used hereafter in this Supplement will be the Fund name as changed by this Supplement.
In addition, effective immediately, the corresponding indices’ names and descriptions for each of the Direxion S&P 1500® RC Volatility Response Shares, Direxion S&P 600®RC Volatility Response Shares, Direxion S&P 500® RC Volatility Response Shares and Direxion S&P Latin America 40 RC Volatility Response Shares (collectively, the “Funds”) are changed as follows:
Fund	Current Index Name	New Index Name
Direxion S&P 1500® RC Volatility Response Shares	S&P 1500® Risk Control Index	S&P Composite 1500® Dynamic Rebalancing Risk Control Index
Direxion S&P 600® RC Volatility Response Shares	S&P 600® Risk Control Index	S&P SmallCap 600® Dynamic Rebalancing Risk Control Index
Direxion S&P 500® RC Volatility Response Shares	S&P 500® Risk Control Index	S&P 500® Dynamic Rebalancing Risk Control Index
Direxion S&P Latin America 40 RC Volatility Response Shares	S&P Latin America Risk Control Index	S&P Latin America 40 Dynamic Rebalancing Risk Control Index
New Index Descriptions
Direxion S&P 1500® RC Volatility Response Shares
The S&P Composite 1500® Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P 1500® Index. The S&P 1500® Index is a composite index of the S&P 500® Index, S&P 400® Index and S&P 600® Index, which are composed of stocks representing the large capitalization, mid capitalization and small capitalization segments of the U.S. equity market, respectively. The Index is composed of equity securities of the S&P 1500® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 1500® Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P 1500® Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.
Direxion S&P 600® RC Volatility Response Shares
The S&P SmallCap 600® Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P 600® Index. The S&P 600® Index measures the small capitalization segment of the domestic equity market, composed of 600 stocks of companies with capitalizations usually ranging between $300 million and $1.4 billion. The Index is composed of equity securities of the S&P 600® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 600® Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P 600® Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.
Direxion S&P 500® RC Volatility Response Shares
The S&P 500® Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P 500® Index. The S&P 500® Index measures the large capitalization segment of the domestic equity market, composed of stocks of the 500 domestic companies with the largest capitalization. The Index is composed of equity securities of the S&P 500® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 500® Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P 500® Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.
Direxion S&P Latin America 40 RC Volatility Response Shares
The S&P Latin America 40 Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P Latin America 40 Index. The S&P Latin America 40 Index is an index of 40 stocks drawn from four major Latin American markets: Brazil, Chile, Mexico and Peru. The constituents are leading, large, liquid, blue chip companies from the Latin American markets, capturing 70% of the total market capitalization of each of their respective Latin American markets. The Index is composed of equity securities of the S&P Latin America 40 Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P Latin America 40 Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on the exponentially-weighted historical volatility of the S&P Latin America 40 Index, the percentage exposure to the Stock Component is expected to range between 10% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 90%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.
Contractual Fee Waiver
Effective immediately, Rafferty Asset Management, LLC’s (the “Adviser”) has agreed to a contractual waiver of 0.10% of the Advisor’s management fee for each of the Funds listed above through April 1, 2013.  In addition, the Board of Trustees of the Trust has approved and the Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse the Funds for “Other Expenses” through April 1, 2013, to the extent that a Fund’s Net Annual Operating Expenses exceeds 0.45%.  As such, the Annual Fund Operating Expenses table and Expense Example under the section “Fees and Expenses of the Fund” for each Fund is hereby restated as follows:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.24%
Total Annual Fund Operating Expenses	0.69%
Expense Waiver/Reimbursement(2)	0.24%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.45%
(1)
Rafferty has contractually agreed to waive 0.10% of its Management Fees through April 1, 2013.  There is no guarantee that the management fee waiver will continue after April 1, 2013.  This contractual waiver may be terminated at any time by the Board of Trustees.

(2)
The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$46	$197
Trading Symbols
Effective immediately, the trading symbols have been assigned for the Direxion S&P RC 1500® Volatility Response Shares, Direxion S&P RC 500® Volatility Response Shares and Direxion S&P Latin America 40 RC Volatility Response Shares as follows:
Fund Name	Ticker Symbol
Direxion S&P 1500® RC Volatility Response Shares	VSPR
Direxion S&P 500® RC Volatility Response Shares	VSPY
Direxion S&P Latin America 40 RC Volatility Response Shares	VLAT
Questions regarding these changes may be directed to the Funds at (800) 476-7523.